Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 366,639	$ 330,411	$ 351,027	$ 226,950
Prepaid and other current assets	29,045	11,610
Total current assets	587,403	370,907
Total assets	1,114,513	753,073
Liabilities and shareholders' equity
Short-term bank loans	113,000	0
Total current liabilities	297,958	155,496
Long-term bank loans	126,353	0
Total liabilities	444,818	180,958
Shareholders' equity
Additional paid-in capital	88,626	78,128
Statutory reserves	9,351	9,351
Retained earnings	470,717	391,584
Accumulated other comprehensive income	38,133	34,748
Total shareholders' equity	607,885	514,861	427,506	236,413
Total liabilities and shareholders' equity	1,114,513	753,073
Common Class A [Member]
Shareholders' equity
Ordinary shares	215	207
Common Class B [Member]
Shareholders' equity
Ordinary shares	843	843
Changyou.com Limited [Member]
Assets
Cash and cash equivalents	10,674	9,663	24,614	36,415
Prepaid and other current assets	19	52
Total current assets	10,693	9,715
Interests in subsidiaries and variable interest entities	809,956	505,628
Total assets	820,649	515,343
Liabilities and shareholders' equity
Short-term bank loans	113,000	0
Accrued liabilities	411	482
Total current liabilities	113,411	482
Long-term bank loans	99,353	0
Total liabilities	212,764	482
Shareholders' equity
Additional paid-in capital	88,626	78,128
Statutory reserves	9,351	9,351
Retained earnings	470,717	391,584
Accumulated other comprehensive income	38,133	34,748
Total shareholders' equity	607,885	514,861
Total liabilities and shareholders' equity	820,649	515,343
Changyou.com Limited [Member] | Common Class A [Member]
Shareholders' equity
Ordinary shares	215	207
Changyou.com Limited [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares	$ 843	$ 843